Related Party Transactions (Amounts Due to a Related Party) (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)
RELATED PARTY TRANSACTIONS [Abstract]
Interest payable to a shareholder	[1]		¥ 0	¥ 990
Total		$ 0	¥ 0	¥ 990

[1]	(ii) Interest payable to a shareholder is related to interest owed on a previous loan. The loan principal was converted into Series D-2 Preferred Shares in 2008. The interest payable has been classified as a current liability as the interest payment is due upon demand. There are no additional interests or penalties related to the interest payable. In 2015, the interest payable is offset with amount due from the same related party.